RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of related party [text block] [Abstract]
Schedule of due from related parties
	March 31, 2022	March 31, 2021
NUAG (i)	$43	$59
WHG (ii )	23	19
Henan Non-ferrous (iii)	-	769
	$66	$847

i.	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.7 million (year ended March 31, 2021 - $0.6 million), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

ii.	The Company recovers costs for services rendered to WHG and expenses incurred on behalf of WHG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2022, the Company recovered $0.2 million (year ended March 31, 2021 - $0.1 million) from WHG for services rendered and expenses incurred on behalf of WHG. The costs recovered from WHG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.

iii.	In January 2021, Henan Found advanced a loan of $0.8 million (RMB¥5 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In January 2022, the loan, including accumulated interest, of $0.8 million (RMB¥5.2 million) was repaid in full.

Schedule of compensation of key management personnel
	Years Ended March 31,
	2022	2021
Cash compensation	3,246	3,252
Share-based compensation	3,179	2,814
	$6,425	$6,066